Variable Interest Entity (Details) - Schedule of VIEs’ consolidated assets and liabilities - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of VIEs’ consolidated assets and liabilities [Abstract]
Current asset:	$ 34,200,319	$ 26,650,671
Property and equipment, net	9,417,777	9,890,566
Other noncurrent assets	1,049,683	3,801,822
Total assets	44,667,779	40,343,059
Total liabilities	(4,047,943)	(3,687,973)
Total net assets	40,619,836	36,655,086
Current liabilities:
Accounts payable	2,889,312	1,483,827
Accounts payable – related parties	28,727	1,665
Deferred revenue	449,037	697,863
Other payables and accrued liabilities	667,495	1,474,792
Taxes payable	13,372	29,826
Total liabilities	$ 4,047,943	$ 3,687,973